PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Schedule of property, plant and equipment

		Accumulated Depletion,
At December 31, 2021		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$13,075,987	$(11,822,482)	$1,253,505
Other capital assets	103,355	(89,468)	13,887
Total PP&E	$13,179,342	$(11,911,950)	$1,267,392

		Accumulated Depletion,
At December 31, 2020		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$11,966,258	$(11,513,956)	$452,302
Other capital assets	96,373	(84,874)	11,499
Total PP&E	$12,062,631	$(11,598,830)	$463,801
(1)	All of the Company’s unproved properties are included in the full cost pool.